Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Oct. 22, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Tax (benefit) expense at federal statutory rates					$ (2,199,000)
State income tax, net of federal tax benefit					(628,000)			$ 3,000	$ 9,000	$ 12,000
Transaction expenses					119,000
Other Permanent Differences					75,000
Income tax (benefit) expense					(2,633,000)			3,000	9,000	12,000
GigCapital4, Inc
Income Tax Disclosure [Line Items]
Tax (benefit) expense at federal statutory rates	$ (7,160)
State income tax, net of federal tax benefit	(2,381)
Valuation allowance on start-up costs	9,541
Income tax (benefit) expense	$ 0	$ (2,699)				$ (6,016)
Successor
Income Tax Disclosure [Line Items]
Effective tax rate		29.70%	(23.70%)	25.70%		27.30%
Income tax (benefit) expense		$ 1,327,000	$ 14,000	$ 296,000	$ 2,633,000	$ 3,294,000
Predecessor
Income Tax Disclosure [Line Items]
Effective tax rate			0.00%				0.10%
Income tax (benefit) expense							$ (7,000)	$ (3,000)	$ (9,000)	$ (12,000)